Discontinued Operations (Schedule of Operations Included In Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Total revenue									$ 811,749	$ 925,005	$ 873,181
Income (loss) before income tax provision									22,749	(54,977)	(200,536)
Gain on sale of discontinued operations									0	2,927	0
Income tax provision									(23,659)	(38,978)	(70,258)
Total loss from discontinued operations, net of tax									(910)	(91,028)	(270,794)
Loss from discontinued operations, net of tax
Attributable to Comverse Technology, Inc.	3,786	46,773	(24,280)	(29,763)	24,561	(46,639)	(14,579)	(51,067)	(3,484)	(87,724)	(270,408)
Attributable to noncontrolling interest									$ 2,574	$ (3,304)	$ (386)